Stock-based Compensation Plans - Directors' DSU Plan (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares
Number of DSUs
Stock unit liabilities | CAD	CAD 24	CAD 20
DSUs
Number of DSUs
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share) | CAD / shares		CAD 37.72
Director | DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of DSUs
DSUs outstanding, beginning of year (shares)	167,762	176,124
Granted (shares)	30,165	28,737
Granted - notional dividends reinvested (shares)	6,994	7,037
DSUs paid out (shares)	(5,510)	(44,136)
DSUs outstanding, end of year (shares)	199,411	167,762
Non-employee expense recognized in earnings | CAD	CAD 2	CAD 1
Awards paid (cad per share) | CAD / shares	CAD 40.05
Cash paid for award (less than $1 million) | CAD	CAD 1
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share) | CAD / shares	CAD 41.46
Stock unit liabilities | CAD	CAD 8	CAD 6